DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)				3 Months Ended	12 Months Ended
	Jan. 31, 2020 USD ($) subsidiary $ / shares	Jan. 28, 2020 USD ($) shares	Apr. 25, 2019 $ / shares shares	Jan. 31, 2020 USD ($) subsidiary $ / shares	Jan. 31, 2020 USD ($) subsidiary $ / shares	Jan. 31, 2019 $ / shares
Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | subsidiary	1			1	1
Proceeds from Notes Payable					$ 625,000
Conversion reverse stock split ratio			0.04
Number of fractional shares issued | shares			0
Reverse stock split shares | shares			25
Common stock, par value (in dollars per share) | $ / shares	$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Impairment loss on property and equipment					$ 78,000
Bridge Loan
Significant Accounting Policies [Line Items]
Aggregate amount		$ 2,250,000
Discount on notes payable	$ 75,000	250,000		$ 75,000	75,000
Proceeds from loan	1,250,000
Remaining expected proceeds from closing of merger	1,000,000			1,000,000	1,000,000
Proceeds from Notes Payable					625,000
Debt discount	$ 75,000	250,000		75,000	75,000
Merger Agreement
Significant Accounting Policies [Line Items]
Proceeds from business combination		$ 20,000,000
Percentage of voting interests acquired		88.50%
Preferred shares exchanged | shares		1,700,000
Merger Agreement | BioPharmX Corporation [Member]
Significant Accounting Policies [Line Items]
Noncontrolling interest ownership percentage		11.50%
San Jose, California
Significant Accounting Policies [Line Items]
Impairment loss on property and equipment				$ 78,000	$ 78,000